Summary of Significant Accounting Policies - Schedule of Depreciation Expense Recognized in the Consolidated Statements of Income and Comprehensive Income(Loss) (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Depreciation Expense Recognized in the Consolidated Statements of Income and Comprehensive Income (Loss) [Line Items]
Depreciation expense	¥ 2,635	¥ 2,433
Selling expenses [Member]
Schedule of Depreciation Expense Recognized in the Consolidated Statements of Income and Comprehensive Income (Loss) [Line Items]
Depreciation expense	20	28
General and administrative expenses [Member]
Schedule of Depreciation Expense Recognized in the Consolidated Statements of Income and Comprehensive Income (Loss) [Line Items]
Depreciation expense	¥ 2,615	¥ 2,405